Goodwill	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Goodwill	GOODWILL

($ millions)	2021	2020
Goodwill, beginning of year	223.3	230.9
Southeast Saskatchewan asset disposition	(10.6)	—
Saskatchewan gas infrastructure asset disposition	—	(6.4)
Other dispositions	(1.2)	(1.2)
Goodwill, end of year	211.5	223.3
Goodwill has been assigned to the Canadian operating segment.
Impairment test of goodwillThe impairment tests of goodwill compared the recoverable amount of the Company's PP&E and E&E to the carrying amount of the combined PP&E, E&E and goodwill at December 31, 2021 and December 31, 2020. T